Lease liabilities - Summary (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Lease liabilities
Non-current	$ 174,570		$ 0
Current	41,814		0
Lease liabilities	$ 216,384	$ 178,143	$ 0